STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 020 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 646
Employers	207
Loan interest	66
Plan interest in Ashland Inc Savings Plan Master Trust investment income	3,076
Total additions	3,995
Deductions from net assets attributed to:
Benefits paid to participants	(2,240)
Administrative expenses	(15)
Total deductions	(2,255)
Net change in plan assets	1,740
Net assets available for benefits, beginning of year	23,017
Net assets available for benefits, end of year	$ 24,757